CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 14, 2021	Dec. 31, 2020
Stockholders’ equity
Ordinary shares, par value (in dollars per share)	$ 0.10		$ 0.05
Authorized shares (in shares)	255,000,000	180,000,000		119,326,923
Issued shares (in shares)	229,263,598	137,218,175		110,159,352
Outstanding shares (in shares)	228,948,087	136,811,842